Employee Benefits - Stock Option Transactions (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 USD [Member]		Dec. 31, 2013 Cymer Acquisition [Member] USD [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			101,400	[1]	79,153
Granted, Weighted average exercise price	$ 60.86	€ 58.35			$ 53.07

[1]	USD-denominated grants include 79,153 options with a weighted average exercise price of USD 53.07 which have been assumed by ASML as part of the acquisition of Cymer.